VictoryShares Free Cash Flow ETF Investment Objectives and Goals - VictoryShares Free Cash Flow ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Free Cash Flow ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Free Cash Flow ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory U.S. Large Cap Free Cash Flow Index (the “Index”).